Fair Value Measurements - Fair value of assets measured at fair value on a non-recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Operating leases			$ 3,595
Vessels, net	$ 21,250	$ 25,510
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Operating leases			0
Vessels, net	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Operating leases			0
Vessels, net	21,250	25,510
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Operating leases			$ 3,595
Vessels, net	$ 0	$ 0